Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of income tax expense

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Loss before tax	(33,619)	(49,271)	(54,294)
Theoretical tax rate	28%	26.5%	25%
Tax benefit at theoretical rate	9,413	13,057	13,574
Tax credits	2,143	1,078	1,432
Permanent differences	1,641	85	(305)
Other differences	(471)	(582)	(428)
Tax rate differences	—	(80)	55
Non recognition of deferred tax assets related to tax losses and temporary differences	(12,726)	(13,921)	(14,309)
Actual income tax benefit	—	(364)	20
of which
Current taxes	—	(364)	(34)
Deferred taxes	—	—	54
Effective tax rate	—	0.74%	0.06%